Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Voyage revenues:	$ 33,170	$ 27,760	$ 21,980
Expenses:
Voyage related costs and commissions (Note 3)	(4,725)	(10,030)	(3,817)
Vessel operating expenses	(13,188)	(11,064)	(10,220)
General and administrative expenses (Note 3 and Note 9)	(1,773)	(93)	(173)
Management fees, related parties (Note 3)	(577)	(611)	(468)
Management fees, other	(1,061)	(922)	(823)
Amortization of special survey costs (Note 7)	(174)	(203)	(157)
Depreciation (Note 6)	(5,710)	(5,446)	(4,520)
Vessel impairment charge (Note 6 and Note 7)		(16,930)
Operating income/(loss)	5,962	(17,539)	1,802
Other income/(expenses):
Other income	74		192
Interest and finance costs, net (Note 13)	(2,531)	(1,704)	(402)
Total other income/(expenses)	(2,457)	(1,704)	(210)
Net income/(loss)	3,505	(19,243)	1,592
Total comprehensive income/(loss)	$ 3,505	$ (19,243)	$ 1,592
Earnings/(losses) per common share, basic	$ 0.19	$ (1.05)	$ 0.09
Earnings/(losses) per common share, diluted	$ 0.19
Weighted average number of shares, basic	18,244,671	18,244,671	18,244,671
Weighted average number of shares, diluted	18,277,893	18,244,671	18,244,671